Rule 497 (e)
                                                        Registration No. 2-94935
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CORTLAND                                                  600 Fifth Avenue
TRUST, INC.                                             New York, NY 10020
                                                            (212) 830-5345
                                                (800) 433-1918 (Toll Free)
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                         SUPPLEMENT DATED MARCH 5, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                               DATED JULY 28, 2006

The third paragraph under section V. Investment Manager has been deleted and replaced with the following:

The Manager is a registered investment adviser whose origins date back to 1970. IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America, L.P., is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three large French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and the Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

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                                                      Cortland Trust, Inc.
Advantage                                                 600 Fifth Avenue
Shares                                                  New York, NY 10020
                                                            (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED MARCH 5, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                               DATED JULY 28, 2006

The third paragraph under section V. Investment Manager has been deleted and replaced with the following:

The Manager is a registered investment adviser whose origins date back to 1970. IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America, L.P., is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three large French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and the Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

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Short Term Fund
                                                      Cortland Trust, Inc.
                                                          600 Fifth Avenue
                                                        New York, NY 10020
                                                            (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED MARCH 5, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                               DATED JULY 28, 2006

The third paragraph under section V. Investment Manager has been deleted and replaced with the following:

The Manager is a registered investment adviser whose origins date back to 1970. IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America, L.P., is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three large French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and the Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

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money market Xpress fund
                                                      Cortland Trust, Inc.
                                                          600 Fifth Avenue
                                                        New York, NY 10020
                                                            (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED MARCH 5, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                               DATED JULY 28, 2006

The third paragraph under section V. Investment Manager has been deleted and replaced with the following:

The Manager is a registered investment adviser whose origins date back to 1970. IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America, L.P., is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three large French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and the Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.